Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 31,374	$ 13,903
Marketable securities	23,362	51,608
Prepaid expenses and other current assets	6,517	2,330
Total current assets	61,253	67,841
Property and equipment, net	23	115
Operating lease right-of-use assets	175	152
Other Assets, Noncurrent	810	0
Total assets	62,261	68,108
Current liabilities:
Accounts payable	126	278
Accrued expenses	3,791	4,962
Operating lease liabilities	94	154
Deferred revenue	212	848
Total current liabilities	4,223	6,242
Operating lease liabilities, noncurrent	82	0
Deferred revenue, noncurrent	0	212
Total liabilities	4,305	6,454
Commitments and contingencies (Note 10)
Stockholders' equity
Common stock, $0.0001 par value per share; 200,000,000 shares authorized as of December 31, 2025 and 2024; and 5,283,321 and 5,188,743 shares issued and outstanding as of December 31, 2025 and 2024, respectively	4	4
Preferred stock, $0.0001 par value per share; 50,000,000 shares authorized as of December 31, 2025 and 2024; no shares issued or outstanding as of December 31, 2025 and 2024	0	0
Additional paid-in capital	359,932	354,602
Accumulated other comprehensive gain	18	68
Accumulated deficit	(301,998)	(293,020)
Total stockholders' equity	57,956	61,654
Total liabilities and stockholders' equity	$ 62,261	$ 68,108